ANNUAL REPORT


February 28, 2002                                         ING SENIOR INCOME FUND


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                                                                     [LION LOGO]
                                                                      ING FUNDS

                             ING Senior Income Fund


                                  ANNUAL REPORT

                                February 28, 2002

                                   ----------

                                Table of Contents

     Portfolio Managers' Report .....................................     2
     Statistics .....................................................     6
     Report of Independent Auditors .................................     7
     Portfolio of Investments .......................................     8
     Statement of Assets and Liabilities ............................    16
     Statement of Operations ........................................    18
     Statement of Changes in Net Assets .............................    19
     Statement of Cash Flows ........................................    20
     Financial Highlights ...........................................    21
     Notes to Financial Statements ..................................    22
     Tax Information ................................................    28

                                   ----------
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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to present the February 28, 2002 Annual Report for the ING Senior Income Fund (formerly the Pilgrim Senior Income Fund.)

Our fund family now has many funds of varying types which are designed to provide core investment choices for the serious investor.

On March 1, 2002, several name changes took place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family is now called ING Funds.

ING Senior Income Fund (the "Fund") invests in a diversified portfolio of non-investment grade senior floating rate loans issued primarily by U.S. based corporations. The Fund's objective is to provide investors with a high level of monthly income.

PERFORMANCE OF THE FUND

For the period from April 2, 2001 (Inception Date) to February 28, 2002, the Class B shares have paid total dividends of $0.73, representing an average annualized distribution rate of 5.44%(1). Average 30-day LIBOR for the eleven-month period ended February 28, 2002 was 3.01%. For the eleven months ended February 28, 2002, the Fund's Class B Shares, excluding sales charges, provided a total return of 4.45%, which significantly exceeded the 2.30% return on the S&P/LSTA Leveraged Loan Index over the same period.

Performance since inception has been buoyed by a relatively defensive positioning in terms of industry sectors, an eye towards diversification and deliberate credit selection. Subsequent to the tragic events of September 11, 2001, the Fund increased its exposure to borrowers from the cable television and healthcare sectors, both of which have performed relatively well in a comparably volatile credit environment. Conversely, we were fortunately able to reduce exposure to the hospitality sector, one of the industry groupings most significantly impacted in the wake of the attacks, without a meaningful impact on net asset value. Diversification measures were also improved slightly during the six-month period ended February 28, 2002, as the number of individual issuers increased to 122 (from 102) and the average position size declined marginally, to 0.08% of total assets, from approximately 0.10% at August 31, 2001.

Default and recovery experience market-wide remains challenging, particularly in those sectors in which fresh capital is scarce (e.g., telecommunications and technology). Fortunately, as of February 28, 2002, there were no non-performing credits in the Fund.

USE OF LEVERAGE

The Fund prudently utilizes financial leverage to seek to increase the yield to the holders of common shares. As of period-end, the Fund had $8.0 million of borrowings outstanding under a $100.0 million revolving credit facility. Total leverage, as a percentage of total assets, was 3.1%, and the average cost of leverage at February 28, 2002 was 2.36%.

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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
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OUTLOOK

We continue to be encouraged by signs, some admittedly nascent, of recovery in the U.S. economy. Improving economic conditions and the associated probability of rising short-term interest rates provides the ideal backdrop for solid performance on the part of senior floating rate loans. By definition, floating rate loans would provide an increasing yield once the Federal Reserve begins to raise interest rates. Conversely, bond prices generally move in the opposite direction as interest rates, regardless of credit quality. As such, we believe the Fund at this time is attractively positioned from a risk/return standpoint, relative to other high yielding income generating alternatives.

We thank you for your investment in ING Senior Income Fund and encourage your questions and comments.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman

Jeffrey A. Bakalar                      Daniel A. Norman
Senior Vice President                   Senior Vice President
Co-Senior Portfolio Manager             Co-Senior Portfolio Manager
ING Senior Income Fund
April 19, 2002

1. The distribution rate is calculated by dividing the total distributions declared during the quarter by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
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                                                      4/2/01   9/30/01   2/28/02
                                                     -------   -------   -------
ING Senior Income Fund Class B With Sales Charge     $ 9,700   $ 9,961   $10,146
ING Senior Income Fund Class B Without Sales Charge  $10,000   $10,260   $10,440
S&P/LSTA Leveraged Loan Index                        $10,000   $ 9,846   $10,130

                                      Average Annual Total Returns
                                    --------------------------------
                                      One Year        Since Inception
                                       Ended              through
                                    February 28,        February 28,
                                        2002                2002
                                    ------------        ------------
Including Sales Charge:(1)
  Class A (i)                             --                4.92%
  Class B (i)                             --                1.45%
  Class C (i)                             --                3.45%
  Class Q (ii)                          3.71%               4.51%
Excluding Sales Charge:
  Class A                                 --                4.92%
  Class B                                 --                4.45%
  Class C                                 --                4.45%
  Class Q                               3.71%               4.51%
S&P/LSTA Leveraged Loan Index           3.23%               2.30%(iii)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. total returns would have been lower had there been no waiver to the fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) None of the Fund classes have front-end sales charges. Class B maximum CDSC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter. Class C maximum CDSC is 1% for the first year.

(i)   Inception Date for Classes A, B and C: April 2, 2001.

(ii)  Inception Date for Class Q: December 15, 2000.

(iii) Source:   S&P/Loan  Syndication  Trading   Association,   Since  inception
      performance for the index is shown from April 2, 2001.

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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
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                          YIELDS AND DISTRIBUTION RATES

                            30-Day SEC       Average Annualized
                             Yields(2)      Distribution Rates(3)
                             ---------      ---------------------
              Class A          5.26%               5.89%
              Class B          4.75%               5.44%
              Class C          4.75%               5.44%
              Class Q          5.16%               5.95%

(2) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies. If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.91% for Class A shares, 4.48% for Class B shares, 4.48% for Class C shares and 4.89% for Class Q shares.

(3) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the period and dividing the resulting average annualized dividend amount by the Fund's average net asset value at the end of the period. Distribution rates are for the period from April 2, 2001 through February 28, 2002 for Classes A, B and C and April 1, 2001 through February 28, 2002 for Class Q.

Principal Risk Factor(s): Loans in the Fund's portfolio will typically be below investment grade credit quality. As a result, investment in the Fund involves the risk that borrowers may default on obligations to pay principal or interest when due that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the loans, and that the Fund's investment objective may not be realized.

INDEX DESCRIPTION

The S&P/LSTA Leveraged Loan Index ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived of the LLI to establish a performance benchmark for the syndicated leveraged loan industry.

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                             ING Senior Income Fund

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STATISTICS as of February 28, 2002
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                         $249,607,136
Assets Invested in Senior Loans                                    $250,605,746
Total Number of Senior Loans                                                122
Average Amount Outstanding per Loan                                $  2,054,145
Total Number of Industries                                                   30
Average Loan Amount per Industry                                   $  8,353,525
Portfolio Turnover Rate (YTD)                                                65%
Weighted Average Days to Interest Rate Reset                            48 days
Average Loan Final Maturity                                           60 months
Borrowings as a Percentage of Total Assets                                  3.1%

               TOP TEN SENIOR LOAN INDUSTRIES AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Healthcare, Education and Childcare                       8.8%          8.5%
Radio and TV Broadcasting                                 7.5%          7.3%
North American Cable Television                           7.5%          7.3%
Beverage, Food and Tobacco                                7.3%          7.1%
Printing and Publishing                                   5.5%          5.4%
Cellular Communications                                   5.5%          5.3%
Leisure, Amusement, Motion Pictures and Entertainment     4.7%          4.5%
Building and Real-Estate                                  4.4%          4.3%
Containers, Packaging and Glass                           4.4%          4.2%
Chemicals, Plastics and Rubber                            4.2%          4.1%

                    TOP TEN SENIOR LOANS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Charter Communications Operating LLC                      2.3%          2.3%
Nextel Finance Company                                    2.1%          2.1%
Broadwing, Inc.                                           2.1%          2.0%
Caremark Rx, Inc.                                         1.8%          1.7%
Ventas Realty Limited Partnership                         1.6%          1.6%
Peagusus Media and Communications, Inc.                   1.5%          1.5%
Emmis Communications                                      1.4%          1.4%
Argosy Gaming Corporation                                 1.4%          1.4%
American Tower Corporation                                1.4%          1.3%
American Media, Inc.                                      1.4%          1.3%

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
ING Senior Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the ING Senior Income Fund (formerly the Pilgrim Senior Income Fund) as of February 28, 2002, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period from December 15, 2000 (inception) to February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evalu- ating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2002 by correspondence with the custodian and other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Senior Income Fund as of February 28, 2002 and the results of its operations and cash flows for the year then ended, and the changes in net assets and financial highlights for the year then ended and the period from December 15, 2000 to February 28, 2001 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Los Angeles, California
April 19, 2002

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                             ING Senior Income Fund

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PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

Senior Loans*

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Aerospace and Defense: 3.7%
                    Aerostructures Corp.                             NR         BB-
     $ 1,580,206    Term Loan, maturing May 9, 2003                                     $  1,528,849
                    Alliant Techsystems, Inc.                        Ba2        BB-
       2,906,644    Term Loan, maturing April 20, 2009                                     2,941,840
                    DRS Technologies                                 Ba3        BB-
         997,500    Term Loan, maturing September 30, 2008                                 1,007,475
                    Transdigm Holding Corporation                    B1         BB+
         278,177    Term Loan, maturing May 15, 2006                                         274,294
         713,359    Term Loan, maturing May 15, 2007                                         703,402
                    United Defense Industries, Inc.                  B1         BB-
       1,780,510    Term Loan, maturing August 13, 2009                                    1,789,135
                    Vought Aircraft Industries, Inc.                 Ba3        B
         916,667    Term Loan, maturing December 31, 2006                                    875,417
                                                                                        ------------
                                                                                           9,120,412
                                                                                        ------------
Automobile: 2.2%
                    Collins & Aikman Products                        Ba3        BB-
       1,000,000    Term Loan, maturing June 30, 2005                                      1,002,396
                    Metaldyne Company LLC                            Ba3        BB-
       2,758,609    Term Loan, maturing March 1, 2008                                      2,625,851
                    Safelite Glass Corp.                             B3         NR
         861,763    Term Loan, maturing September 30, 2007                                   876,844
       1,069,894    Term Loan, maturing September 30, 2007                                 1,088,617
                                                                                        ------------
                                                                                           5,593,708
                                                                                        ------------
Beverage, Food and Tobacco: 7.3%
                    Aurora Foods                                     B2         B
       2,958,750    Term Loan, maturing September 30, 2006                                 2,940,258
                    Commonwealth Brands, Inc.                        Ba3        BB-
       1,510,114    Term Loan, maturing December 31, 2004                                  1,513,889
                    Cott Corporation                                 Ba3        BB
       1,930,000    Term Loan, maturing December 31, 2006                                  1,939,650
                    CP Kelco ApS                                     B1         B+
       1,842,593    Term Loan, maturing March 31, 2008                                     1,741,250
         615,741    Term Loan, maturing September 30, 2008                                   581,875
                    Dean Foods Company                               Ba2        BB+
       3,000,000    Term Loan, maturing July 15, 2008                                      3,025,713
                    Flower Foods                                     Ba2        BBB-
       2,487,500    Term Loan, maturing March 26, 2007                                     2,505,845
                    Interstate Bakeries Corporation                  Ba1        BBB-
       1,990,000    Term Loan, maturing July 19, 2007                                      2,002,438
                    New World Coffee                                 B3         B-
       2,000,000    Floating Rate Note maturing
                    June 15, 2003                                                          2,000,000
                                                                                        ------------
                                                                                          18,250,918
                                                                                        ------------
Buildings and Real Estate: 4.4%
                    Corrections Corporation Of America               B2         B
       2,108,935    Term Loan, maturing December 31, 2002                                  2,104,980

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Buildings and Real Estate (continued)
                    KSL Recreational Group, Inc.                     Ba3        BB-
     $   329,897    Term Loan, maturing April 30, 2005                                  $    323,918
         329,897    Term Loan, maturing April 30, 2006                                       325,464
       2,310,000    Term Loan, maturing December 22, 2006                                  2,280,404
                    Rodamco                                          Baa3       BBB-
       2,048,886    Term Loan, maturing November 8, 2002                                   2,018,152
                    Ventas Realty Limited Partnership                NR         NR
       4,000,000    Term Loan, maturing December 31, 2007                                  4,001,668
                                                                                        ------------
                                                                                          11,054,586
                                                                                        ------------
Cargo Transport: 1.5%
                    Oshkosh Truck Company                            Ba1        BB+
       1,975,000    Term Loan, maturing January 31, 2007                                   1,992,281
                    Railamerica, Inc.                                Ba3        BB-
         188,523    Revolving Loan, maturing December 31,
                    2005                                                                     184,988
       1,199,061    Term Loan, maturing December 31, 2005                                  1,185,572
         452,280    Term Loan, maturing December 31, 2006                                    454,259
                                                                                        ------------
                                                                                           3,817,100
                                                                                        ------------
Cellular Communications: 5.5%
                    Airgate PCS                                      B2         B-
       1,326,384    Term Loan, maturing September 30, 2008                                 1,316,436
         175,896    Term Loan, maturing August 29, 2007                                      174,577
                    American Cellular Corporation                    Ba3        BB-
         818,604    Term Loan, maturing March 31, 2008                                       801,162
         935,548    Term Loan, maturing March 31, 2009                                       915,615
                    Microcell Connexions, Inc.                       B3         CC
       1,500,000    Term Loan, maturing March 1, 2006                                      1,303,125
       2,000,000    Term Loan, maturing February 22, 2007                                  1,700,000
                    Nextel Finance Company                           Ba2        BB-
         750,000    Term Loan, maturing June 30, 2008                                        621,062
       5,000,000    Term Loan, maturing March 31, 2009                                     4,068,270
         750,000    Term Loan, maturing December 31, 2008                                    621,062
                    Western Wireless                                 Ba2        BB
       2,500,000    Term Loan, maturing March 31, 2008                                     2,146,875
                                                                                        ------------
                                                                                          13,668,184
                                                                                        ------------
Chemicals, Plastics and Rubber: 4.2%
                    Equistar Chemicals, L.P.                         Ba2        BBB
         997,500    Term Loan, maturing August 24, 2007                                    1,001,033
                    GEO Speciality Chemicals, Inc.                   B1         B+
       2,000,000    Term Loan, maturing December 31, 2007                                  1,930,000
                    Hercules Incorporated                            Ba1        BB
       1,000,000    Term Loan, maturing October 15, 2003                                     998,438
                    Huntsman Corporation                             Caa2       D
       1,450,000    Term Loan, maturing April 26, 2009                                     1,448,188
                    Ineos Group
       2,486,000    Term Loan, maturing December 31, 2002            Ba3        BB         2,451,818

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Chemicals, Plastics and Rubber (continued)
                    Noveon, Inc.                                     B1         BB-
     $   746,250    Term Loan, maturing September 30, 2008                              $    747,416
                    OM Group, Inc.                                   Ba3        BB
       1,994,991    Term Loan, maturing April 1, 2007                                      2,003,511
                                                                                        ------------
                                                                                          10,580,404
                                                                                        ------------
Containers, Packaging and Glass: 4.4%
                    Greif Bros. Corp.                                Ba3        BB
       2,773,997    Term Loan, maturing February 28, 2008                                  2,788,155
                    Jefferson Smurfit Corp.                          Ba3        B+
       2,000,000    Term Loan, maturing March 31, 2007                                     2,001,528
                    Potlatch Corporation                             Baa2       BBB-
       1,990,000    Term Loan, maturing June 29, 2005                                      1,997,876
                    Riverwood International Corporation              B1         B+
       3,000,000    Term Loan, maturing December 31, 2006                                  3,015,804
         183,333    Revolving Loan, maturing
                    December 31, 2006                                                        177,260
                    Stone Container Corp.                            Ba3        B+
         498,655    Term Loan, maturing December 31, 2006                                    498,552
         482,852    Term Loan, maturing December 31, 2005                                    483,456
                                                                                        ------------
                                                                                          10,962,631
                                                                                        ------------
Diversified/Cong. Mfg: 1.5%
                    General Cable Corporation                        Ba3        BB+
         880,478    Term Loan, maturing May 27, 2007                                         849,111
                    Neptune Technology Group                         Ba3        BB-
       1,000,000    Term Loan, maturing November 1, 2008                                   1,010,000
                    SPX Corporation                                  Ba2        BB+
       1,980,016    Term Loan, maturing December 31, 2007                                  1,984,140
                                                                                        ------------
                                                                                           3,843,251
                                                                                        ------------
Diversified/Cong. Service: 0.3%
                    Mafco Finance Corp.                              NR         NR
         787,638    Term Loan, maturing August 14, 2002                                      780,257
                                                                                        ------------
                                                                                             780,257
                                                                                        ------------
Ecological: 0.7%
                    Allied Waste North America, Inc.                 Ba3        BB
       1,904,283    Term Loan, maturing July 21, 2005                                      1,850,917
                                                                                        ------------
                                                                                           1,850,917
                                                                                        ------------
Electronics: 3.4%
                    Acterna LLC                                      Caa1       B
       1,389,629    Term Loan, maturing September 30, 2007                                   938,000
                    Decision One Corp                                NR         NR
       3,500,000    Term Loan, maturing April 18, 2005                                     2,712,500
                    Seagate Technology                               Ba1        BB+
       2,545,716    Term Loan, maturing November 22, 2006                                  2,557,490
         422,141    Term Loan, maturing November 22, 2006                                    424,093
                    Transaction Network Services, Inc.               Ba3        BB-
       1,910,515    Term Loan, maturing April 3, 2007                                      1,905,739
                                                                                        ------------
                                                                                           8,537,822
                                                                                        ------------
Farming and Agriculture: 1.2%
                    Scotts Company (The)                             Ba3        BB
        2,991,346   Term Loan, maturing December 31, 2007                                  3,008,546
                                                                                        ------------
                                                                                           3,008,546
                                                                                        ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Finance: 1.6%
                    Rent-A-Center, Inc.                              Ba2        BB-
     $ 1,701,086    Term Loan, maturing January 31, 2007                                $  1,689,745
       1,186,551    Term Loan, maturing January 31, 2006                                   1,178,641
                    Value Asset Management, Inc.                     B2         NR
       1,058,824    Term Loan, maturing April 28, 2003                                     1,050,882
                                                                                        ------------
                                                                                           3,919,268
                                                                                        ------------
Gaming: 3.9%
                    Alliance Gaming Corporation                      B1         B+
       2,000,000    Term Loan, maturing December 31, 2006                                  2,017,500
                    Argosy Gaming Company                            Ba2        BB
       3,482,500    Term Loan, maturing July 31, 2008                                      3,528,932
                    Boyd Gaming Corporation                          Ba1        BB
       1,119,433    Revolving maturing June 15, 2003                                       1,112,436
                    Mandalay Resort Group                            Ba2        BB+
       3,000,000    Term Loan, maturing July 26, 2006                                      2,993,439
                                                                                        ------------
                                                                                           9,652,307
                                                                                        ------------
Healthcare, Education and Childcare: 8.8%
                    Advance PCS                                      Ba1        BB+
         377,918    Term Loan, maturing October 2, 2007                                      379,099
                    Alliance Imaging, Inc.                           B1         B+
       1,064,886    Term Loan, maturing November 2, 2006                                   1,046,250
                    Alpharma Operating Corp.                         B1         BB-
       1,783,333    Term Loan, maturing October 5, 2008                                    1,777,760
                    Caremark Rx, Inc.                                Ba3        BB
       4,466,250    Term Loan, maturing March 15, 2006                                     4,512,310
                    Charles River Laboratories International, Inc.   Ba3        BB-
       1,350,000    Term Loan, maturing September 29, 2007                                 1,359,281
                    Community Health Systems                         Ba3        B+
       1,244,960    Term Loan, maturing December 31, 2004                                  1,251,963
       1,244,960    Term Loan, maturing December 31, 2003                                  1,251,295
                    Genesis Health Ventures, Inc.                    Ba3        BB-
       1,496,250    Term Loan, maturing March 31, 2007                                     1,503,416
         999,999    Term Loan, maturing March 31, 2007                                     1,002,924
                    HCA -- The Healthcare Company                    Ba1        BBB-
       1,500,000    Term Loan, maturing April 30, 2006                                     1,484,766
                    Kinetic Concepts, Inc.                           Ba3        B
       1,990,000    Term Loan, maturing March 31, 2006                                     1,994,975
                    Magellan Health Services, Inc.                   B1         B+
         710,271    Term Loan, maturing February 12, 2006                                    711,714
         710,271    Term Loan, maturing February 12, 2005                                    711,713
                    Medpointe, Inc.                                  B1         B+
         997,500    Term Loan, maturing September 30, 2008                                   994,072
                    Triad Hospitals, Inc.                            Ba3        B+
       1,994,545    Term Loan, maturing September 30, 2008                                 2,019,615
                                                                                        ------------
                                                                                          22,001,153
                                                                                        ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Hotel, Motel and Inns: 2.3%
                    Extended Stay America                            Ba3        BB-
     $ 1,000,000    Term Loan, maturing January 15, 2008                                $  1,004,479
                    Meristar Hospitality Corp.                       Ba3        B-
         402,000    Revolving Loan, maturing July 31, 2003                                   402,000
                    Meristar Investment Partners                     Ba3        B-
       2,189,033    Term Loan, maturing March 31, 2002                                     2,068,636
                    Wyndham International, Inc.                      B1         B+
       1,172,137    Term Loan, maturing June 30, 2004                                      1,059,808
       1,481,711    Term Loan, maturing June 30, 2006                                      1,331,894
                                                                                        ------------
                                                                                           5,866,817
                                                                                        ------------
Insurance: 0.2%
                    White Mountains Insurance Group Ltd.             Baa2       BBB-
         500,000    Term Loan, maturing March 31, 2007                                       502,188
                                                                                        ------------
                                                                                             502,188
                                                                                        ------------
Leisure, Amusement, Motion Pictures and Entertainment: 4.7%
                    Bally Total Fitness Holding Corporation          Ba3        B+
         998,148    Term Loan, maturing November 10, 2004                                    997,524
                    Edwards Theatres, Inc.                           NR         NR
       2,432,361    Term Loan, maturing June 30, 2005                                      2,426,280
                    Metro-Goldwyn-Mayer Studios, Inc.                Ba3        BB-
       1,387,500    Term Loan, maturing March 31, 2005                                     1,379,984
       1,492,500    Term Loan, maturing March 31, 2006                                     1,489,236
                    Regal Cinemas, Inc.                              B1         B+
       1,000,000    Term Loan, maturing December 31, 2007                                  1,010,625
                    United Artists Theatre Co.                       B3         B-
       3,356,541    Term Loan, maturing January 24, 2005                                   3,352,947
                    WFI Group, Inc.                                  Baa3       NR
       1,000,000    Term Loan, maturing July 14, 2004                                      1,000,000
                                                                                        ------------
                                                                                          11,656,596
                                                                                        ------------
Machinery: 0.9%
                    Alliance Laundry Holdings                        B1         B
       2,440,543    Term Loan, maturing June 30, 2005                                      2,306,313
                                                                                        ------------
                                                                                           2,306,313
                                                                                        ------------
North American Cable: 7.5%
                    CC VIII Operating, LLC                           Ba3        BB
       3,000,000    Term Loan, maturing February 2, 2008                                   2,922,375
                    Century Cable Holdings LLC                       Ba3        BB
       2,000,000    Term Loan, maturing December 31, 2009                                  1,979,204
                    Charter Communications Operating LLC             Ba3        BBB-
       2,500,000    Term Loan, maturing March 18, 2008                                     2,424,895
       3,500,000    Term Loan, maturing March 18, 2008                                     3,394,853
                    Insight Midwest Holdings LLC                     Ba3        BB+
       3,000,000    Term Loan, maturing December 31, 2009                                  3,012,054
                    MCC Iowa Mediacom Broadband                      Ba3        BB+
       3,000,000    Term Loan, maturing September 30, 2010                                 3,015,417
                    Olympus Cable Holdings, LLC                      Ba2        BB
       2,000,000    Term Loan, maturing September 30, 2010                                 1,987,656
                                                                                        ------------
                                                                                          18,736,454
                                                                                        ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Oil and Gas: 2.6%
                    PMC Company                                      Ba1        BB
     $ 2,000,000    Term Loan, maturing May 5, 2006                                     $  2,010,000
                    Plains Marketing LP                              Ba1        BB
       1,000,000    Term Loan, maturing September 21, 2007                                 1,000,938
                    Tesoro Petroleum Corporation                     Ba2        BBB-
       2,000,000    Term Loan, maturing December 31, 2007                                  2,006,042
                    W-H Energy Services                              B1         B
       1,488,750    Term Loan, maturing April 16, 2007                                     1,485,028
                                                                                        ------------
                                                                                           6,502,008
                                                                                        ------------
Other Telecommunication: 2.7%
                    Broadwing, Inc.                                  Ba3        BB+
       4,500,000    Term Loan, maturing November 9, 2004                                   4,275,000
       1,000,000    Term Loan, maturing December 30, 2006                                    961,094
                    TSI Telecommunication Services, Inc.             Ba3        B+
       1,500,000    Term Loan, maturing December 31, 2006                                  1,413,750
                                                                                        ------------
                                                                                           6,649,844
                                                                                        ------------
Personal & Non Durable Consumer Products: 2.9%
                    Armkel, LLC                                      Ba3        B+
         997,500    Term Loan, maturing March 28, 2009                                     1,005,293
                    Buhrmann U.S., Inc.                              Ba3        BB-
         961,700    Term Loan, maturing October 26, 2007                                     932,420
                    Church & Dwight Co., Inc.                        Ba2        BB
       1,000,000    Term Loan, maturing September 30, 2007                                 1,009,375
                    Jostens, Inc.                                    B1         BB-
       1,909,090    Term Loan, maturing May 31, 2008                                       1,916,487
                    Playtex Products, Inc.                           Ba3        BB-
       2,473,750    Term Loan, maturing May 31, 2009                                       2,497,327
                                                                                        ------------
                                                                                           7,360,902
                                                                                        ------------
Personal, Food & Miscellaneous: 1.2%
                    Coinmach Corporation                             B1         BB-
       1,000,000    Term Loan, maturing July 25, 2009                                      1,008,958
                    SC International Services                        Ba1        BBB-
         144,378    Term Loan, maturing March 1, 2007                                        135,896
       1,840,111    Term Loan, maturing March 1, 2007                                      1,732,005
                                                                                        ------------
                                                                                           2,876,859
                                                                                        ------------
Printing and Publishing: 5.6%
                    Adams Outdoor Advertising, LP                    B1         B+
       2,000,000    Term Loan, maturing February 8, 2008                                   2,018,126
                    Advanstar Communications                         B1         B+
         500,000    Term Loan, maturing April 11, 2007                                       475,000
       1,000,000    Term Loan, maturing October 11, 2007                                     937,500
                    American Media Operations, Inc.                  Ba3        B+
         167,450    Term Loan, maturing April 1, 2006                                        165,985
       3,188,030    Term Loan, maturing April 1, 2007                                      3,203,970
                    Canwest Media, Inc.                              Ba3        BB-
         382,589    Term Loan, maturing May 15, 2009                                         386,245
         612,385    Term Loan, maturing May 15, 2008                                         618,236
                    Lamar Media Corporation                          Ba2        BB-
       1,000,000    Term Loan, maturing February 1, 2007                                   1,008,125
       1,800,000    Term Loan, maturing March 1, 2006                                      1,767,375

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Printing and Publishing (continued)
                    Mail-Well I Corporation                          Ba3        BB
     $   765,856    Term Loan, maturing February 22, 2007                               $    750,302
                    Transwestern Publishing Company                  Ba3        B+
       2,487,500    Term Loan, maturing June 27, 2008                                      2,514,708
                                                                                        ------------
                                                                                          13,845,572
                                                                                        ------------
Radio & TV Broadcasting: 7.5%
                    Benedek Broadcasting Corp.                       B2         CC
       2,000,000    Term Loan, maturing November 20, 2007                                  1,876,500
                    Citadel Broadcasting Company                     Ba2        B+
       2,000,000    Term Loan, maturing June 26, 2009                                      2,012,500
                    Emmis Communications                             Ba3        B+
       1,660,220    Term Loan, maturing February 28, 2009                                  1,659,183
       1,880,958    Term Loan, maturing August 31, 2009                                    1,893,483
                    Gray Communications Systems                      Ba3        B+
       1,000,000    Term Loan, maturing September 30, 2009                                 1,006,875
                    Pegasus Media & Communications, Inc.             B1         B+
       3,955,013    Term Loan, maturing April 30, 2005                                     3,830,596
                    Sinclair Broadcast Group, Inc.                   Ba2        BB-
       2,000,000    Term Loan, maturing September 30, 2009                                 2,017,000
                    Susquehanna Media Co.                            Ba1        BB-
       2,500,000    Term Loan, maturing June 30, 2008                                      2,509,375
                    Telemundo Group, Inc.                            B1         B+
       2,000,000    Term Loan, maturing May 15, 2008                                       2,002,188
                                                                                        ------------
                                                                                          18,807,700
                                                                                        ------------
Retail Stores: 3.2%
                    Advance Stores Company                           Ba3        B+
       3,000,000    Term Loan, maturing November 30, 2007                                  3,008,751
                    Murray's Discount Auto Stores, Inc.              NR         NR
       1,939,270    Term Loan, maturing June 30, 2003                                      1,906,523
                    Rite Aid Corporation                             B2         BB-
       3,000,000    Term Loan, maturing June 27, 2005                                      2,910,000
                                                                                        ------------
                                                                                           7,825,274
                                                                                        ------------
Telecommunication Equipment: 3.1%
                    American Tower LP                                B2         BB-
       4,000,000    Term Loan, maturing June 30, 2007                                      3,448,408
                    Crown Castle Operating Company                   Ba3        BB-
       3,400,000    Term Loan, maturing March 15, 2008                                     3,307,918
                    Spectrasite Communications, Inc.                 B3         B+
       1,000,000    Term Loan, maturing December 31, 2007                                    862,750
                                                                                        ------------
                                                                                           7,619,076
                                                                                        ------------
Textiles and Leather: 1.4%
                    Targus Group, Inc.                               NR         NR
       2,474,874    Term Loan, maturing December 20, 2006                                  2,406,815
                    William Carter Company                           Ba3        BB-
         997,500    Term Loan, maturing September 30, 2008                                 1,001,864
                                                                                        ------------
                                                                                           3,408,679
                                                                                        ------------
                    Total Senior Loans -- 100.4%
                    (Cost $252,780,825)                                                  250,605,746
                                                                                        ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2002
--------------------------------------------------------------------------------

                                                                      Bank Loan
                                                                       Ratings+
                                                                     (Unaudited)
Principal Amount    Borrower/Tranche Description                   Moody's      S&P        Value
----------------------------------------------------------------------------------------------------
Other Corporate Debt Finance: 0.8%
                    Value Asset Management, Inc.                     B2         NR
       2,000,000    Senior Sub. Bridge, maturing August 31, 2005                        $  1,985,000
                                                                                        ------------
                    Total Other Corporate Debt -- 0.8%
                    (Cost $1,990,000)                                                      1,985,000
                                                                                        ------------
Common Stock
Shares
----------------------------------------------------------------------------------------------------
                    Automobile: 0.3%
99,495              Safelite Glass Corp.@(R)                                                 983,011
                                                                                        ------------
 6,716              Safelite Realty@(R)                                                           --
                                                                                        ------------
92,638              Electronics: 0.2%
                    Decision One Corporation @(R)                                            397,417
                                                                                        ------------
                    Total Common Stock -- 0.5%
                    (Cost $0)                                                              1,380,428
                                                                                        ------------
Other Securities
Shares
----------------------------------------------------------------------------------------------------
    19              Murray's Discount Auto Stores, Inc.
                      Warrants representing common stock
                      expiring January 22, 2007 @ (R)                                        155,034
                                                                                        ------------
 2,000              New World Coffee Manhattan Bagel, Inc.
                      Warrants representing common stock
                      expiring June 19, 2006 @ (R)                                            80,360
                                                                                        ------------
                    Total Other Securities: -- 0.1%
                    (Cost $20)                                                               235,394
                                                                                        ------------
 Total Investments in Securities (Cost $254,770,845)(1)                   101.8%        $254,206,568
 Liabilities in Excess of Cash and Other Assets, net                       (1.8%)         (4,599,432)
                                                                         ------         ------------
 Net Assets                                                               100.0%        $249,607,136
                                                                         ======         ============

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) For federal income tax purposes, cost of investments (excluding short-term investments) is $254,778,197 and net unrealized depreciation consists of the following:

                  Gross Unrealized Appreciation     $ 3,804,387
                  Gross Unrealized Depreciation      (4,376,016)
                                                    -----------
                     Net Unrealized Depreciation    $  (571,629)
                                                    ===========

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at market value
  (cost $254,770,845)                                             $ 254,206,568
Cash                                                                  1,386,384
Receivables:
  Fund shares sold                                                      480,619
  Interest                                                            1,300,769
  Other                                                                   3,765
Reimbursement due from Manager                                           77,935
Deferred offering costs                                                  76,370
Prepaid expenses                                                         32,545
Prepaid arrangement fees on notes payable                               459,983
                                                                  -------------
     Total assets                                                   258,024,938
                                                                  -------------
LIABILITIES:
Notes payable                                                         8,000,000
Accrued interest payable                                                 22,257
Deferred arrangement fees                                                47,962
Payable to affiliates                                                   235,303
Other accrued expenses and liabilities                                  112,280
                                                                  -------------
     Total liabilities                                                8,417,802
                                                                  -------------
NET ASSETS                                                        $ 249,607,136
                                                                  =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $ 252,238,271
  Undistributed net investment income                                    30,296
  Accumulated net realized loss on investments                       (2,097,154)
  Net unrealized depreciation of investments                           (564,277)
                                                                  -------------
  NET ASSETS                                                      $ 249,607,136
                                                                  =============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2002 (Continued)
--------------------------------------------------------------------------------

Class A:
  Net assets                                                        $  2,411,088
  Shares authorized                                                    unlimited
  Par value                                                         $       0.01
  Shares outstanding                                                     161,625
  Net asset value and redemption price per share                    $      14.92
Class B:
  Net assets                                                        $ 12,775,880
  Shares authorized                                                    unlimited
  Par value                                                         $       0.01
  Shares outstanding                                                     856,378
  Net asset value and redemption price per share                    $      14.92
Class C:
  Net assets                                                        $ 19,391,266
  Shares authorized                                                    unlimited
  Par value                                                         $       0.01
  Shares outstanding                                                   1,299,610
  Net asset value and redemption price per share                    $      14.92
Class Q:
  Net assets                                                        $215,028,902
  Shares authorized                                                    unlimited
  Par value                                                         $       0.01
  Shares outstanding                                                  14,438,660
  Net asset value and redemption price per share                    $      14.89

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Year Ended February 28, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 16,232,649
Arrangement fees earned                                                  73,335
Other                                                                   403,116
                                                                   ------------
  Total investment income                                            16,709,100
                                                                   ------------
EXPENSES:
Investment management fees                                            1,860,537
Administrative fees                                                     232,623
Distribution and service fees:
  Class A                                                                    --
  Class B                                                                55,578
  Class C                                                                57,163
  Class Q                                                                    --
Transfer agent fees                                                     231,961
Shareholder servicing fees                                              536,206
Shareholder reporting fees                                               45,000
Offering costs                                                          408,375
Interest                                                                430,468
Recordkeeping and pricing fees                                           10,882
Professional fees                                                       269,269
Custody fees                                                            114,427
Directors' fees                                                           6,393
Postage fees                                                             14,000
Miscellaneous fees                                                       42,349
SEC Registration fees                                                    10,484
                                                                   ------------
  Total expenses                                                      4,325,715
                                                                   ------------
Less:
  Waived and reimbursed fees                                            603,464
                                                                   ------------
  Net expenses                                                        3,722,251
                                                                   ------------
Net investment income                                                12,986,849
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                     (2,097,154)
Net change in unrealized depreciation of investments                   (787,358)
                                                                   ------------
  Net realized and unrealized loss on investments                    (2,884,512)
                                                                   ------------
Increase in net assets resulting from operations                   $ 10,102,337
                                                                   ============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year            Period
                                                     Ended             Ended
                                                   February 28      February 28,
                                                      2002            2001(1)
                                                  -------------    -------------
Increase in net assets from operations:
Net investment income                             $  12,986,849    $     818,690
Net realized gain (loss) on investments              (2,097,154)          54,358
Net change in unrealized appreciation
  (depreciation) of investments                        (787,358)         223,081
                                                  -------------    -------------
Net increase in net assets resulting from
  operations                                         10,102,337        1,096,129
                                                  -------------    -------------
Distributions to shareholders:
Net investment income
  Class A                                               (53,413)              --
  Class B                                              (364,877)              --
  Class C                                              (561,580)              --
  Class Q                                           (12,767,384)              --
Net realized gain from investments
  Class Q                                               (54,347)              --
                                                  -------------    -------------
  Total distributions                               (13,801,601)              --
                                                  -------------    -------------
Capital share transactions:
Net proceeds from sale of shares                    153,881,286       93,000,000
Shares resulting from dividend reinvestments         13,451,986               --
                                                  -------------    -------------
                                                    167,333,272       93,000,000
Cost of shares repurchased                           (8,123,001)              --
                                                  -------------    -------------
Net increase in net assets resulting from
  capital share transactions                        159,210,271       93,000,000
                                                  -------------    -------------
Net increase in net assets                          155,511,007       93,000,000
                                                  -------------    -------------
NET ASSETS:
  Beginning of period                                94,096,129               --
                                                  -------------    -------------
  End of period                                   $ 249,607,136    $  94,096,129
                                                  =============    =============
Undistributed net investment income at
  end of period                                   $      30,296    $     818,690
                                                  =============    =============

----------
(1)  Fund commenced operations December 15, 2000.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Year Ended February 28, 2002
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
  Interest received                                               $  14,358,825
  Facility fees paid                                                   (459,983)
  Arrangement fees received                                             451,078
  Other income received                                                  73,334
  Interest paid                                                        (408,211)
  Other operating expenses paid                                      (3,294,050)
  Maturity of short-term investments                                 12,204,182
  Purchases of portfolio securities                                (313,611,711)
  Proceeds from disposition of portfolio securities                 139,144,869
                                                                  -------------
     Net cash used for operating activities                        (151,541,667)
                                                                  -------------
Cash Flows From Financing Activities:
  Dividends paid                                                       (349,615)
  Proceeds from capital shares sold                                 153,400,667
  Disbursements for capital shares repurchased                       (8,123,001)
  Loan advance                                                        8,000,000
                                                                  -------------
     Net cash provided by financing activities                      152,928,051
                                                                  -------------
Net increase in cash                                                  1,386,384
Cash at beginning of year                                                    --
                                                                  -------------
Cash at end of year                                               $   1,386,384
                                                                  =============
Reconciliation of Net Increase In Net Assets Resulting From
  Operations To Net Cash Used for Operating Activities:
Net increase in net assets resulting from operations              $  10,102,337
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
    Change in unrealized appreciation on investments                    787,358
    Net accretion of discounts on investments                        (1,076,612)
    Realized loss on sale of investments                              2,097,154
    Purchases of investments                                       (313,611,711)
    Proceeds on sale of investments                                 139,144,869
    Proceeds on maturity of short term investments                   12,204,182
    Increase in interest receivable                                    (797,216)
    Increase in prepaid arrangement fees on notes payable              (459,983)
    Decrease in prepaid expenses and other assets                        10,459
    Increase in due from Manager                                        (77,935)
    Increase in deferred arrangement fees                                47,962
    Increase in accrued interest payable                                 22,257
    Increase in payable to affiliates                                   149,030
    Decrease in other accrued expenses and liabilities                  (83,818)
                                                                  -------------
    Total adjustments                                              (161,644,044)
                                                                  -------------
         Net cash used for operating activities                   $(151,541,667)
                                                                  =============
Non Cash Financing Activities
    Receivable for shares sold                                    $     480,619
    Reinvestment of dividends                                     $  13,451,986

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                     ING SENIOR INCOME FUND
--------------------------------------------------------------------------------

                                                                                        Class A        Class B        Class C
                                                                                      ------------   ------------   ------------
                                                                                        Period         Period         Period
                                                                                         Ended          Ended          Ended
                                                                                      February 28,   February 28,   February 28,
                                                                                         2002(1)        2002(1)       2002(1)
                                                                                      ------------   ------------   ------------
Per Share Operating Performance:
  Net asset value, beginning of period                                             $      15.00          15.00         15.00
  Income from investment operations:
  Net investment income                                                            $       0.81           0.75          0.75
  Net realized and unrealized loss on investments                                  $      (0.09)         (0.10)        (0.10)
  Total from investment operations                                                 $       0.72           0.65          0.65
  Less distributions from:
  Net investment income                                                            $       0.80           0.73          0.73
  Net asset value, end of period                                                   $      14.92          14.92         14.92
  Total Return(3)                                                                  %       4.92           4.45          4.45
Ratios/Supplemental Data:
  Net assets, end of period (000's)                                                $      2,411         12,776        19,391
  Average borrowings (000"s)                                                       $     19,797         19,797        19,797
  Ratios to average net assets after reimbursement:(4)(5)
  Expenses (before interest and other fees related to revolving credit facility)   %       1.47           1.96          1.96
  Gross expenses                                                                   %       1.73           2.23          2.23
  Net investment income                                                            %       5.58           5.19          5.20
  Ratios to average net assets before reimbursement:(4)(5)
  Expenses (before interest and other fees related to revolving credit facility)   %       1.82           2.29          2.29
  Gross expenses                                                                   %       2.07           2.54          2.54
  Net investment income                                                            %       5.26           4.89          4.89
  Portfolio turnover rate                                                          %         65             65            65
  Shares outstanding at end of period (000)                                                 162            856         1,300

                                                                                                     Class Q(6)
                                                                                      ----------------------------------------
                                                                                            Year               Period
                                                                                            Ended               Ended
                                                                                      February 28, 2002   February 28, 2001(2)
                                                                                      -----------------   --------------------
Per Share Operating Performance:
  Net asset value, beginning of period                                             $         15.30               15.02
  Income from investment operations:
  Net investment income                                                            $          0.81                0.14
  Net realized and unrealized gain (loss) on investments                           $         (0.32)               0.14
  Total from investment operations                                                 $          0.49                0.28
  Less distributions from:
  Net investment income                                                            $          0.90                  --
  Net asset value, end of period                                                   $         14.89               15.30
  Total Return(3)                                                                  %          3.73                1.80
Ratios/Supplemental Data:
  Net assets, end of period (000's)                                                $       215,029              94,096
  Average borrowings (000"s)                                                       $        19,797                  --
  Ratios to average net assets after reimbursement:(4)(5)
  Expenses (before interest and other fees related to revolving credit facility)   %          1.43                  --
  Gross expenses                                                                   %          1.63                1.85
  Net investment income                                                            %          5.94                7.00
  Ratios to average net assets before reimbursement:(4)(5)
  Expenses (before interest and other fees related to revolving credit facility)   %          1.70                  --
  Gross expenses                                                                   %          1.90                1.85
  Net investment income                                                            %          5.67                7.00
  Portfolio turnover rate                                                          %            65                  11
  Shares outstanding at end of period (000)                                                 14,439               6,152

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3)  Total returns are not annualized for periods of less than one year.
(4)  Annualized for periods less than one year.
(5) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Senior Income Fund (formerly Pilgrim Senior Income Fund, the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to Lion Connecticut Holdings, Inc., the parent company of the Fund's manager, ING Investments, LLC (formerly ING Pilgrim Investments LLC, the "Investment
Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. All classes of shares are sold without sales load. Class A shares are available only upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an early withdrawal charge ("EWC") of up to 3.0% over the five-year period after purchase and Class C Common shares are subject to an EWC of 1% during the first year after purchase. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income from all portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Dividends for each class is based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in the per share dividend rates generally result from the relative weighting of pro rata income and realized gains allocations and from differences in separate class expenses, including distribution fees and shareholder servicing fees. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 (the "'33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (LIBOR) and other short term rates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. Senior Loan and Other Security Valuation. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     The Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

     agreements,  and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Short-term investments are carried at amortized cost.

B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of February 28, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $2,089,802 which are scheduled to expire through February 28, 2011. The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryfoward has been fully utilized or expires.

C. Security Transactions and Revenue Recognition. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees on revolving credit facilities, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles for items such as the treatment of short term capital gains. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

Accordingly, amounts as of February 28, 2002 have been increased (decreased) through reclassification as follows:

                                                         Accumlated
                              Undistributed             net realized
           Paid-in            net investment               loss
           capital                income               on investments
           -------               --------              --------------
           $28,000               $(27,989)                 $(11)

E. Organization Expenses and Offering Costs. Costs incurred with the organization of the Fund were expensed as incurred. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve-month period on a straight-line basis.

F. Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 -- INVESTMENTS

For the year ended February 28, 2002, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $313,611,711 and $139,144,869 respectively. At February 28, 2002, the Fund held senior loans valued at $250,605,746 representing 98.6% of its total investments. The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Fund acquires a participation in a co-lender's interest in a loan and the Fund does not have privity with or direct recourse against the corporate issuer. Accordingly, the Fund may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired.

Shares of common stock held in the portfolio were acquired in conjunction with senior loans held by the Fund. These shares are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Fund will obtain quotes from dealers who periodically trade in such securities where such quotes are availiable. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                    Date of         Cost or
                                                                  Acquisition    Assigned Basis
                                                                  -----------    --------------
Safelite Glass Corp. -- Common Stock                                 4/30/01         $  --
Safelite Realty -- Common Stock                                      4/30/01            --
Murray Discount Auto Stores, Inc. -- Warrants                       11/30/01            --
New World Coffee Manhattan Bagels, Inc. -- Warrants                 02/20/02            20
Decision One Corporation -- Common Stock                            09/27/01            --
                                                                                     -----
Total restricted securities excluding senior loans (market value
 of $1,615,822 was 0.65% of net assets at February 28, 2002)                         $  20
                                                                                     =====

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets").

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (formerly known as ING Pilgrim Group, LLC, the "Administrator") to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 4 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc., (formerly known as ING Pilgrim Securities, Inc., the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

          Class A          Class B          Class C          Class Q
          -------          -------          -------          -------
           0.25%            0.75%            0.75%            0.25%

During the period ended February 28, 2002, the Distributer waived 0.25% of the Service Fee on Class B only.

NOTE 5 -- EXPENSE LIMITATIONS

The  Investment  Manager has  voluntarily  agreed to limit  expenses,  excluding
interest,    taxes,    brokerage   commissions,    leverage   expenses,    other
investment-related costs and extraordinary expenses to the following:

    Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

NOTE 6 -- COMMITMENTS

The Fund has entered into a five-year revolving credit agreement, collaterialized by assets of the Fund, to borrow up to $100 million maturing June 13, 2006. Borrowing rates under this agreement are based on a Commercial Paper Pass through rate plus 0.40% on the funded portion. A commitment fee of 0.10% is charged on the unused portion of the facility. The amount of borrowings outstanding at February 28, 2002 was $8.0 million at an interest rate of 2.36%. The amount of borrowings represented 3.1% of net assets plus borrowings at February 28, 2002. Average borrowings for the year ended February 28, 2002 were $17,093,967 and the average annualized interest rate was 3.86%.

NOTE 7 -- SENIOR LOAN PARTICIPATION COMMITMENTS

At February 28, 2002, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:


Airgate PCS              $  497,720    Meristar Hospitality Corp.     $1,458,000
Boyd Gaming Corp.           380,516    Rail America, Inc.                246,529
Huntsman Corp.              550,000    Riverwood International Corp.     816,667
                                                                      ----------
                                                                      $3,949,432
                                                                      ==========

NOTE 8 -- AFFILIATED TRANSACTIONS

During the year ended February 28, 2002, the Fund purchased and sold holdings in senior loans from/to affiliated funds managed by the Investment Manager at prices determined by the Investment Manager to represent market prices. The cost of purchased loans was $66,856,411 and the proceeds and cost of sold loans were $3,947,710 and $3,990,000, respectively, excluding any benefit to the Fund from the recognition of deferred arrangement fees.

At February 28, 2002, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment           Accrued           Accrued Distribution
  Management Fees      Administrative Fees       and Service Fees         Total
  ---------------      -------------------       ----------------       --------
     $156,856                $19,459                  $58,988           $235,303

NOTE 9 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSBKC may be reduced by earnings credits based on the cash balances held by SSBKC for the Fund.

There were no earning credits for the year ended February 28, 2002.

NOTE 10 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of February 28, 2002, the Fund held 1.4% of its total assets in subordinated loans and unsecured loans.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2002
--------------------------------------------------------------------------------

NOTE 11 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                         Class A Shares                Class B Shares
                                                        ----------------               ----------------
                                                        April 2, 2001(1)               April 2, 2001(1)
                                                               to                            to
                                                          February 28,                   February 28,
                                                             2002                           2002
                                                         -------------                  -------------
Number of Shares
Shares sold                                                    178,745                        898,438
Shares issued as reinvestments of dividends                      3,113                         13,329
Shares redeemed                                                (20,233)                       (55,389)
                                                         -------------                  -------------
Net increase in shares outstanding                             161,625                        856,378
                                                         =============                  =============
Dollar Amount ($)
Shares sold                                              $   2,671,160                  $  13,454,949
Shares issued as reinvestments of dividends                     46,451                        198,883
Shares redeemed                                               (300,937)                      (825,942)
                                                         -------------                  -------------
Net increase                                             $   2,416,674                  $  12,827,890
                                                         =============                  =============

                                                         Class C Shares                 Class Q Shares
                                                        -----------------    ------------------------------------
                                                         April 2, 2001(1)       Year          December 15,2000(2)
                                                               to               Ended                 to
                                                          February 28,       February 28,         February 28,
                                                              2002               2002                2001
                                                          -------------      -------------       -------------
Number of Shares
Shares sold                                                   1,605,545         11,143,439           9,242,684
Shares issued as reinvestments of dividends                      27,934            883,363                  --
Shares adjustment resulting from reverse stock-split                 --         (6,696,383)(3)              --
Shares redeemed                                                (333,869)          (134,443)                 --
                                                          -------------      -------------       -------------
Net increase in shares outstanding                            1,299,610          5,195,976           9,242,684
                                                          =============      =============       =============
Dollar Amount ($)
Shares sold                                               $  24,067,664      $ 113,687,513       $  93,000,000
Shares issued as reinvestments of dividends                     416,985         12,789,667                  --
Shares redeemed                                              (5,001,438)        (1,994,684)                 --
                                                          -------------      -------------       -------------
Net increase                                              $  19,483,211      $ 124,482,496       $  93,000,000
                                                          =============      =============       =============

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3) On March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a share for one share to achieve a net asset value of $15.00 per share.

NOTE 12 -- SUBSEQUENT EVENTS

Subsequent to February 28, 2002, the Fund declared the following dividends:

Per Share Amount      Type     Declaration Date     Record Date     Payable Date
----------------      ----     ----------------     -----------     ------------
  $0.00188 (A)         NII          Daily              Daily          04/01/02
  $0.00168 (B)         NII          Daily              Daily          04/01/02
  $0.00200 (A)         NII          Daily              Daily          05/01/02
  $0.00179 (B)         NII          Daily              Daily          05/01/02

NII -- Net Investment Income
(A) For Class A and Q shares.
(B) For Class B and C shares.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the year ended February 28, 2002 were as follows:

                                   Type                 Per Share Amount
                                   ----                 ----------------
          Class A                  NII                      $0.8005
          Class B                  NII                      $0.7330
          Class C                  NII                      $0.7330
          Class Q                  NII                      $0.9003
          Class Q                  STCG                     $0.0046

----------
NII -- Net investment income
STCG -- Short-term capital gain

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Senior Income Fund
1-800-336-3436

DISTRIBUTOR

ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:
ING Senior Income Fund c/o
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Distributor, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                   SIFANN022802-042402